Investments - Schedule of Amortized Cost and Fair Value of Available-for-sale Investments and Unrealized Gains and Losses (Details) - A Place For Rover INC - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Schedule Of Investments [Line Items]
Amortized Cost	$ 36,069,000
Gross Unrealized Gains	64,000
Fair Value	36,133,000	$ 0
Corporate Securities and Commercial Paper
Schedule Of Investments [Line Items]
Amortized Cost	25,291,000
Gross Unrealized Gains	64,000
Fair Value	25,355,000
Asset-backed Securities
Schedule Of Investments [Line Items]
Amortized Cost	660,000
Fair Value	660,000
Certificates of Deposit
Schedule Of Investments [Line Items]
Amortized Cost	10,118,000
Fair Value	$ 10,118,000